Stockholders' Equity (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	1 Months Ended		12 Months Ended
	Dec. 31, 2012	Apr. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stockholders's Equity (Textuals) [Abstract]
Proceeds from Issuance of Common Stock	$ 1,600	$ 887	$ 18	$ 2,550	$ 49
Common Stock, Dividends, Per Share, Declared			$ 1.4375	$ 1.19625	$ 0.775
Stock Issued During Period, Shares, New Issues	53	30
Equity Issuance, Per Share Amount	$ 31	$ 30.59
Statement [Line Items]
Total, Beginning Balance			(362)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax			163
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax			35
Other comprehensive income (loss)			198	27	(88)
Total, Ending Balance	(362)		(164)	(362)
Reclassifications Out Of Accumulated Other Comprehensive Income [Abstract]
Product sales			(3,921)	(4,757)	(5,398)
Reclassifications before income tax			(1,080)	(1,289)	(1,202)
Provision (benefit) for income taxes			401	360	124
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassifications Out Of Accumulated Other Comprehensive Income [Abstract]
Reclassifications before income tax			57
Provision (benefit) for income taxes			(22)
Reclassifications during the period			35
Cash flow hedging activities [Member]
Statement [Line Items]
Total, Beginning Balance			(1)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax			1
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax			(1)
Other comprehensive income (loss)			0
Total, Ending Balance			(1)
Cash flow hedging activities [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassifications Out Of Accumulated Other Comprehensive Income [Abstract]
Reclassifications before income tax			(1)
Cash flow hedging activities [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member] | Energy Commodity Contract [Member]
Reclassifications Out Of Accumulated Other Comprehensive Income [Abstract]
Product sales			(1)
Foreign currency translation [Member]
Statement [Line Items]
Total, Beginning Balance			169
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax			(41)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax			0
Other comprehensive income (loss)			(41)
Total, Ending Balance			128
Pension and other postretirement benefits [Member]
Statement [Line Items]
Total, Beginning Balance			(530)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax			203
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax			36
Other comprehensive income (loss)			239
Total, Ending Balance			(291)
Pension and other postretirement benefits [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassifications Out Of Accumulated Other Comprehensive Income [Abstract]
Amortization of prior service cost (credit) included in net periodic benefit cost			(3)
Amortization of actuarial (gain) loss included in net periodic benefit cost			61
Reclassifications before income tax			$ 58